SAFE Agreements - Additional Information (Detail) - BETTER THERAPEUTICS OPCO [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Simple Agreements For Future Equity Disclosure [Line Items]
Proceeds from issuance of SAFE notes				$ 18,675	$ 1,525	$ 3,155	$ 0
Change in fair value of SAFEs		$ (3,466)	$ 338	(8,779)	338	$ 189	$ 0
Loss due to change In fair value Of SAFE notes				$ 8,779
Gain due to change In fair value Of SAFE notes					$ 338
Convertible Promissory Notes And Accrued Interest [Member] | Conversion To SAFE [Member]
Simple Agreements For Future Equity Disclosure [Line Items]
Debt conversion original debt amount	$ 8,774